                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
               Registered Management Investment Companies

                                    811-7141

                      (Investment Company Act File Number)

                Federated World Investment Series, Inc.
    ---------------------------------------------------------------

           (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/06

               Date of Reporting Period: Six months ended 5/31/06
                            ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated International Capital Appreciation Fund

Established 1997

A Portfolio of Federated World Investment Series, Inc.

9TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$10.56		$9.34		$7.98		$6.36		$7.29		$9.68
Income From Investment Operations:
Net investment income (loss)	0.10		0.12	[1]	0.02	[1]	0.02	[1]	(0.10	) [1]	(0.06	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.31		1.10		1.34		1.60		(0.83)		(2.32)
TOTAL FROM INVESTMENT OPERATIONS	1.41		1.22		1.36		1.62		(0.93)		(2.38)
Less Distributions:
Distributions from net investment income	(0.10)		--		--		--		--		(0.01)
Distributions from net realized gain on investments and foreign currency transactions	(0.23)		--		--		--		--		--
TOTAL FROM DISTRIBUTIONS	(0.33)		--		--		--		--		(0.01)
Net Asset Value, End of Period	$11.64		$10.56		$9.34		$7.98		$6.36		$7.29
Total Return [2]	13.58%		13.06	% [3]	17.04	% [4]	25.47	% [5]	(12.76)%		(24.64)%

Ratios to Average Net Assets:
Net expenses	1.61	% [6]	1.55	% [7]	1.65%		1.97%		1.72%		0.75%
Net investment income (loss)	1.29	% [6]	1.22%		0.27%		0.25%		(1.36)%		(0.67)%
Expense waiver/reimbursement [8]	0.28	% [6]	0.40%		0.53%		0.71%		0.44%		0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$153,679		$134,084		$101,113		$66,281		$38,529		$22,654
Portfolio turnover	52%		129%		133%		227%		247%		32%
Redemption fees consisted of the following per share amounts	$0.00	[9]	$0.00	[9]	$0.00	[9]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.10% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

5 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.55% for the year ended November 30, 2005, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$10.03		$8.96		$7.70		$6.20		$7.15		$9.56
Income From Investment Operations:
Net investment income (loss)	0.02		0.03	[1]	(0.04	) [1]	(0.03	) [1]	(0.15	) [1]	(0.12	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.29		1.04		1.30		1.53		(0.80)		(2.29)
TOTAL FROM INVESTMENT OPERATIONS	1.31		1.07		1.26		1.50		(0.95)		(2.41)
Less Distributions:
Distributions from net investment income	(0.01)		--		--		--		--		--
Distributions from net realized gain on investments and foreign currency transactions	(0.23)		--		--		--		--		--
TOTAL FROM DISTRIBUTIONS	(0.24)		--		--		--		--		--
Net Asset Value, End of Period	$11.10		$10.03		$8.96		$7.70		$6.20		$7.15
Total Return [2]	13.17%		11.94%		16.36	% [3]	24.19	% [4]	(13.29)%		(25.21)%

Ratios to Average Net Assets:
Net expenses	2.40	% [5]	2.40	% [6]	2.40%		2.72%		2.47%		1.50%
Net investment income (loss)	0.44	% [5]	0.32%		(0.50)%		(0.53)%		(2.11)%		(1.42)%
Expense waiver/reimbursement [7]	0.28	% [5]	0.33%		0.53%		0.71%		0.44%		0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,933		$21,914		$25,690		$16,995		$16,326		$8,950
Portfolio turnover	52%		129%		133%		227%		247%		32%
Redemption fees consisted of the following per share amounts	$0.00	[8]	$0.00	[8]	$0.00	[8]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return.

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 2.40% for the year ended November 30, 2005, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30, Year Ended November 30,
	5/31/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$10.06		$8.98		$7.72		$6.21		$7.17		$9.59
Income From Investment Operations:
Net investment income (loss)	0.04		0.04	[1]	(0.04	) [1]	(0.04	) [1]	(0.15	) [1]	(0.12	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26		1.04		1.30		1.55		(0.81)		(2.30)
TOTAL FROM INVESTMENT OPERATIONS	1.30		1.08		1.26		1.51		(0.96)		(2.42)
Less Distributions:
Distributions from net investment income	(0.03)		--		--		--		--		--
Distributions from net realized gain on investments and foreign currency transactions	(0.23)		--		--		--		--		--
TOTAL FROM DISTRIBUTIONS	(0.26)		--		--		--		--		--
Net Asset Value, End of Period	$11.10		$10.06		$8.98		$7.72		$6.21		$7.17
Total Return [2]	13.11%		12.03%		16.32	% [3]	24.32	% [4]	(13.39)%		(25.23)%

Ratios to Average Net Assets:
Net expenses	2.40	% [5]	2.40	% [6]	2.40%		2.72%		2.47%		1.50%
Net investment income (loss)	0.62	% [5]	0.46%		(0.51)%		(0.54)%		(2.14)%		(1.42)%
Expense waiver/reimbursement [7]	0.28	% [5]	0.33%		0.53%		0.71%		0.44%		0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,418		$21,893		$14,906		$4,721		$3,812		$2,583
Portfolio turnover	52%		129%		133%		227%		247%		32%
Redemption fees consisted of the following per share amounts	$0.00	[8]	$0.00	[8]	$0.00	[8]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return.

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 2.40% for the year ended November 30, 2005, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchases or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,135.80	$ 8.57
Class B Shares	$1,000	$1,131.70	$12.76
Class C Shares	$1,000	$1,131.10	$12.75
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.90	$ 8.10
Class B Shares	$1,000	$1,012.96	$12.04
Class C Shares	$1,000	$1,012.96	$12.04

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.61%
Class B Shares	2.40%
Class C Shares	2.40%

Portfolio of Investments Summary Tables

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	21.6%
United Kingdom	16.7%
France	11.0%
Canada	5.2%
Netherlands	5.1%
Switzerland	4.9%
Germany	3.4%
Italy	2.7%
Sweden	2.4%
Finland	2.3%
United States	2.2%
Spain	2.1%
Korea	2.1%
Mexico	1.9%
Belgium	1.4%
Bermuda	1.4%
Singapore	1.4%
Brazil	1.3%
Hong Kong	1.2%
Russia	1.2%
Cayman Islands	1.0%
China	1.0%
Taiwan	0.8%
Austria	0.8%
India	0.7%
Cyprus	0.6%
Turkey	0.1%
Cash Equivalents [2]	1.7%
Other Assets and Liabilities-Net [3]	1.8%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2006, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	27.2%
Materials	12.0%
Energy	11.1%
Health Care	10.0%
Industrials	9.5%
Consumer Staples	7.8%
Consumer Discretionary	7.2%
Information Technology	6.3%
Telecommunication Services	5.4%
Cash Equivalents [2]	1.7%
Other Assets and Liabilities--Net [3]	1.8%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities--Net, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.5%
		Automobiles & Components--1.2%
74,100		Aisin Seiki Co.	$2,561,643
		Banks--16.7%
43,956		BNP Paribas SA	4,097,641
115,300		Banche Popolari Unite Scpa	2,875,792
140,500		Banco Santander Central Hispano, SA	2,027,489
137,400		Bank of Cyprus Public Co. Ltd.	1,276,649
240,000		Barclays PLC	2,779,875
56,700	[1]	Hana Financial Holdings	2,560,196
27,700		KBC Groupe	2,980,033
234		Mitsubishi UFJ Financial Group, Inc.	3,216,992
385		Mizuho Financial Group, Inc.	3,151,036
62,019		Royal Bank of Scotland PLC, Edinburgh	1,999,890
118,481		Sanpaolo IMI SpA	2,122,064
100,200		Skand Enskilda BKN, Class A	2,391,636
307		Sumitomo Mitsui Financial Group, Inc.	3,143,641
		TOTAL	34,622,934
		Capital Goods--5.6%
90,600		Assa Abloy AB, Class B	1,604,869
65,000		European Aeronautic Defense and Space Co.	2,315,788
110,400		Mitsubishi Corp.	2,361,260
19,500		SMC Corp.	2,734,576
29,600		Siemens AG	2,547,147
		TOTAL	11,563,640
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Commercial Services & Supplies--1.1%
29,200		Grupo Ferrovial, SA	$2,310,757
		Consumer Durables & Apparel--0.5%
40,900	[1]	Gant Co. AB	1,046,832
		Consumer Services--0.5%
251,600	[1]	MyTravel Group PLC, Class A	1,120,175
		Diversified Financials--4.2%
76,000		ING Groep N.V.	2,972,114
57,267	[1]	iShares MSCI South Korea	2,594,195
28,300		UBS AG	3,200,824
		TOTAL	8,767,133
		Energy--11.1%
381,460		BP PLC	4,491,562
27,000	[1]	Cat Oil AG	591,623
3,316,000		China Petroleum and Chemical Corp. (Sinopec)	1,983,336
57,400		EnCana Corp.	2,895,274
230,500		Nippon Mining Holdings, Inc.	2,037,712
38,900		Petro-Canada	1,766,480
10,500	[1]	Petroleo Brasileiro SA, ADR	911,925
10,675	[1]	Q-Cells AG	827,705
91,600	[1]	Saras SpA Raffinerie Sarde	598,032
33,100		Technip SA	1,981,151
46,040		Total SA, Class B	3,005,416
23,700	[1]	Transocean Sedco Forex, Inc.	1,928,469
		TOTAL	23,018,685
		Food & Staples Retailing--1.7%
19,100		Carrefour SA	1,107,508
89,000		Sundrug Co. Ltd.	2,297,465
		TOTAL	3,404,973
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Food Beverage & Tobacco--6.1%
199,200	[1]	Britvic	$758,140
225,200		Cadbury Schweppes PLC	2,154,474
32,400	[1]	Coca-Cola Icecek Uretim AS	183,260
159,100		Diageo PLC	2,609,720
31,500		Fomento Economico Mexicano, SA de C.V., ADR	2,702,385
600		Japan Tobacco, Inc.	2,140,644
46,860		Koninklijke Numico NV	2,080,734
		TOTAL	12,629,357
		Health Care Equipment & Services--0.5%
19,400		Hogy Medical Co. Ltd.	1,014,700
		Insurance--3.9%
92,320		AXA	3,206,641
17,100		Allianz AG	2,659,773
33,700		XL Capital Ltd., Class A	2,132,536
		TOTAL	7,998,950
		Materials--12.0%
61,100		Agrium, Inc.	1,497,130
11,510	[1]	Arkema, Rights	40,855
46,000		Companhia Vale Do Rio Doce, ADR	1,794,460
83,700	[1]	Evraz Group SA, GDR	2,008,800
32,900	[1]	Glamis Gold Ltd.	1,262,044
160,500		Imperial Chemical Industries PLC	1,075,413
3,900		JSC MMC Norilsk Nickel, ADR	470,730
90,400		Japan Synth Rubber	2,389,977
6,100		Linde AG	504,551
44,500	[1]	Meridian Gold, Inc.	1,390,625
445		Nippon Paper Group, Inc.	1,842,168
21,900		Potash Corp. of Saskatchewan, Inc.	1,968,515
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Materials--continued
46,000		Rio Tinto PLC	$2,552,923
295,000		Taiyo Nippon Sanso Corp.	2,396,031
62,000		Tokuyama Corp.	952,274
106,200		UPM - Kymmene Oyj	2,276,708
3,600	[1]	Wacker Chemie AG	417,480
		TOTAL	24,840,684
		Media--3.8%
48,600	[1]	Central European Media Enterprises Ltd., Class A	2,889,756
30,800		Lagardere S.C.A.	2,431,601
70,700		Vivendi SA	2,536,194
		TOTAL	7,857,551
		Pharmaceuticals Biotechnology & Life Sciences--9.5%
40,193		AstraZeneca PLC	2,123,816
107,451		GlaxoSmithKline PLC	2,972,755
44,700		Novartis AG	2,478,220
13,510		Roche Holding AG	2,103,047
26,192		Sanofi-Aventis	2,468,261
97,700		Shire PLC, ADR	4,317,363
50,100		Takeda Pharmaceutical Co. Ltd.	3,259,608
		TOTAL	19,723,070
		Real Estate--2.4%
120,000		Mitsubishi Estate Co. Ltd.	2,390,720
247,700		Sun Hung Kai Properties	2,562,832
		TOTAL	4,953,552
		Retailing--1.1%
22,200		Yamada Denki	2,287,022
		Semiconductors & Semiconductor Equipment--1.5%
458,100		ARM Holdings PLC	1,003,765
28,900		Tokyo Electron Ltd.	2,048,331
		TOTAL	3,052,096
		Software & Services--1.6%
26,400	[1]	Atos SA	1,816,854
45,500		Satyam Computer Services Ltd., ADR	1,463,735
		TOTAL	3,280,589
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Technology Hardware & Equipment--3.3%
1,191,500		Au Optronics Corp., ADR	$1,741,832
37,100		Canon, Inc.	2,585,183
111,810		Nokia Oyj	2,399,734
		TOTAL	6,726,749
		Telecommunication Services--5.4%
30,900		America Movil S.A. de C.V., Class L, ADR	1,009,194
48,000		KT Freetel	1,703,502
270,600		Koninklijke KPN NV	3,104,689
1,790,000		Singapore Telecom Ltd.	2,879,578
1,064,879		Vodafone Group PLC	2,449,945
		TOTAL	11,146,908
		Transportation--2.8%
342,600	[1]	British Airways	2,181,929
7,000	[1]	Grupo Aeroportuario del Pacifico SA, ADR	233,100
32,500		Kuehne & Nagel International AG	2,425,753
35,000	[1]	Oesterreichische Post AG	973,224
		TOTAL	5,814,006
		TOTAL COMMON STOCKS (IDENTIFIED COST $168,996,046)	199,742,006
		REPURCHASE AGREEMENT--1.7%
$3,572,000		Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS Securities LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067 (AT COST).	3,572,000
		TOTAL INVESTMENTS--98.2% (IDENTIFIED COST $172,568,046) [2]	203,314,006
		OTHER ASSETS AND LIABILITIES - NET--1.8%	3,715,874
		TOTAL NET ASSETS--100%	$207,029,880

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $172,568,046)		$203,314,006
Cash denominated in foreign currencies (identified cost $4,037,367)		4,094,581
Cash		457
Income receivable		448,305
Receivable for investments sold		4,762,229
Receivable for shares sold		210,351
Other assets		24,877
TOTAL ASSETS		212,854,806
Liabilities:
Payable for investments purchased	$5,475,323
Payable for shares redeemed	174,521
Payable for foreign currency exchange contracts	2,476
Payable for distribution services fees (Note 5)	35,017
Payable for shareholder services fees (Note 5)	38,833
Accrued expenses	98,756
TOTAL LIABILITIES		5,824,926
Net assets for 18,006,206 shares outstanding		$207,029,880
Net Assets Consist of:
Paid-in capital		$170,450,361
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		30,843,242
Accumulated net realized gain on investments and foreign currency transactions		4,641,080
Undistributed net investment income		1,095,197
TOTAL NET ASSETS		$207,029,880

Statement of Assets and Liabilities-continued

May 31, 2006 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($153,678,829 ÷ 13,200,601 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$11.64
Offering price per share (100/94.50 of $11.64) [1]	$12.32
Redemption proceeds per share (98.00/100 of $11.64) [1]	$11.41
Class B Shares:
Net asset value per share ($22,933,081 ÷ 2,065,526 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$11.10
Offering price per share	$11.10
Redemption proceeds per share (92.50/100 of $11.10) [1]	$10.27
Class C Shares:
Net asset value per share ($30,417,970 ÷ 2,740,079 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$11.10
Offering price per share (100/99.00 of $11.10) [1]	$11.21
Redemption proceeds per share (97.00/100 of $11.10) [1]	$10.77

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $269,445)			$2,728,532
Interest			153,815
TOTAL INCOME			2,882,347
Expenses:
Investment adviser fee (Note 5)		$1,236,849
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		57,368
Transfer and dividend disbursing agent fees and expenses		158,111
Directors'/Trustees' fees		2,400
Auditing fees		11,928
Legal fees		3,407
Portfolio accounting fees		33,342
Distribution services fee--Class B Shares (Note 5)		87,234
Distribution services fee--Class C Shares (Note 5)		102,413
Shareholder services fee--Class A Shares (Note 5)		154,402
Shareholder services fee--Class B Shares (Note 5)		29,078
Shareholder services fee--Class C Shares (Note 5)		33,722
Share registration costs		21,122
Printing and postage		19,429
Insurance premiums		3,791
Taxes		6,551
Interest expense		378
Miscellaneous		2,481
TOTAL EXPENSES		2,078,691
Waivers (Note 5):
Waiver of investment adviser fee	$(260,328)
Waiver of administrative personnel and services fee	(21,449)
TOTAL WAIVERS		(281,777)
Net expenses			1,796,914
Net investment income			1,085,433
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			14,516,291
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			7,930,548
Net realized and unrealized gain on investments and foreign currency transactions			22,446,839
Change in net assets resulting from operations			$23,532,272

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,085,433	$1,583,932
Net realized gain on investments and foreign currency transactions	14,516,291	13,022,809
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,930,548	5,663,436
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,532,272	20,270,177
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,235,275)	--
Class B Shares	(10,776)	--
Class C Shares	(70,180)	--
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(2,822,415)	--
Class B Shares	(486,481)	--
Class C Shares	(509,387)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,134,514)	--
Share Transactions:
Proceeds from sale of shares	32,932,670	59,959,054
Net asset value of shares issued to shareholders in payment of distributions declared	2,756,802	--
Cost of shares redeemed	(24,948,657)	(44,046,719)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,740,815	15,912,335
Change in net assets	29,138,573	36,182,512
Net Assets:
Beginning of period	177,891,307	141,708,795
End of period (including undistributed net investment income of $1,095,197 and $1,325,995, respectively)	$207,029,880	$177,891,307

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated International Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting except on class-specific matters. The primary investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and ask prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and ask prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
6/1/2006	9,198,743 Hong Kong Dollar	$1,185,802	$1,185,703	$(99)
Contracts Sold:
6/2/2006	1,758,296 British Pound	$3,285,903	$3,288,280	$(2,377)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(2,476)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,762,291	$20,395,501	4,830,960	$46,664,264
Shares issued to shareholders in payment of distributions declared	165,542	1,771,301	--	--
Shares redeemed	(1,425,604)	(16,217,351)	(2,953,826)	(29,229,201)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	502,229	$5,949,451	1,877,134	$17,435,063

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	295,967	$3,263,712	352,984	$3,332,723
Shares issued to shareholders in payment of distributions declared	43,566	446,104	--	--
Shares redeemed	(458,077)	(5,035,763)	(1,036,890)	(9,770,418)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(118,544)	$(1,325,947)	(683,906)	$(6,437,695)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	846,256	$9,273,457	1,054,322	$9,962,067
Shares issued to shareholders in payment of distributions declared	52,676	539,397	--	--
Shares redeemed	(335,947)	(3,695,543)	(537,554)	(5,047,100)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	562,985	$6,117,311	516,768	$4,914,967
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	946,670	$10,740,815	1,709,996	$15,912,335

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $172,568,046. The net unrealized appreciation/depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $30,745,960. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,791,864 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,045,904.

At November 30, 2005, the Fund had a capital loss carryforward of $9,646,487 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$3,601,062
2009	$ 5,172,122
2010	$ 873,303

As a result of a tax-free transfer of assets from Federated European Equity Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the Adviser voluntarily waived $260,328 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.094% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses annually according to the following schedule, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $31,653 of fees paid by the Fund. For the six months ended May 31, 2006, Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2006, FSC retained $7,634 in sales charges from the sale of Class A Shares. FSC also retained $54 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2006, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $1,676, $261 and $308, respectively.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC received $57,354 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 30, 2005, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of the shareholder service fee agreement. This reimbursement amounted to $73,726 for the year ended November 30, 2005.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$100,587,719
Sales	$98,235,511

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2006, there were no outstanding loans. During the six months ended May 31, 2006, the maximum outstanding borrowing was $823,000. The Fund had an average outstanding daily balance of $802,667 with a high and low interest rate of 4.81% and 4.75% respectively, representing only the days the LOC was utilized. Interest expense totaled $378 for the six months ended May 31, 2006.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries there of (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U813
Cusip 31428U797
Cusip 31428U789

G02418-01 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International High Income Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

10TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$9.02		$8.69		$8.56	$7.09	$7.22		$7.01
Income From Investment Operations:
Net investment income	0.26		0.59	[1]	0.67	0.71	0.80	[1,2]	0.82
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.06)		0.34		0.20	1.43	(0.17	) [2]	0.21
TOTAL FROM INVESTMENT OPERATIONS	0.20		0.93		0.87	2.14	0.63		1.03
Less Distributions:
Distributions from net investment income	(0.28)		(0.60)		(0.74)	(0.67)	(0.76)		(0.80)
Distributions from paid in capital [3]	--		--		--	--	--		(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.22)		--		--	--	--		--
TOTAL DISTRIBUTIONS	(0.50)		(0.60)		(0.74)	(0.67)	(0.76)		(0.82)
Net Asset Value, End of Period	$8.72		$9.02		$8.69	$8.56	$7.09		$7.22
Total Return [4]	2.07%		11.08	% [5]	10.73%	31.27%	9.06%		15.33%

Ratios to Average Net Assets:
Net expenses	1.15	% [6]	1.07%		1.16%	1.16%	1.16%		1.16%
Net investment income	5.78	% [6]	6.64%		7.11%	8.37%	11.07	% [2]	12.16%
Expense waiver/reimbursement [7]	0.31	% [6]	0.45%		0.37%	0.31%	0.44%		0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$103,979		$95,330		$66,396	$70,690	$75,452		$31,346
Portfolio turnover	33%		74%		39%	108%	120%		161%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 10.52% to 11.07%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.09% on total returns. See Notes to Financial Statements (Note 5).

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$9.02		$8.69	$8.56	$7.09	$7.22		$7.01
Income From Investment Operations:
Net investment income	0.23		0.51 [1]	0.61	0.66	0.75	[1,2]	0.76
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.07)		0.35	0.19	1.42	(0.17	) [2]	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.86	0.80	2.08	0.58		0.98
Less Distributions:
Distributions from net investment income	(0.24)		(0.53)	(0.67)	(0.61)	(0.71)		(0.75)
Distributions from paid in capital [3]	--		--	--	--	--		(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.22)		--	--	--	--		--
TOTAL DISTRIBUTIONS	(0.46)		(0.53)	(0.67)	(0.61)	(0.71)		(0.77)
Net Asset Value, End of Period	$8.72		$9.02	$8.69	$8.56	$7.09		$7.22
Total Return [4]	1.68%		10.23%	9.90%	30.28%	8.26%		14.48%

Ratios to Average Net Assets:
Net expenses	1.92	% [5]	1.91%	1.91%	1.91%	1.91%		1.91%
Net investment income	5.01	% [5]	5.80%	6.34%	7.62%	10.34	% [2]	11.36%
Expense waiver/reimbursement [6]	0.31	% [5]	0.38%	0.37%	0.31%	0.44%		0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,491		$57,496	$69,973	$77,473	$60,477		$54,552
Portfolio turnover	33%		74%	39%	108%	120%		161%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$9.01		$8.68	$8.55	$7.09	$7.22		$7.01
Income From Investment Operations:
Net investment income	0.23		0.51 [1]	0.61	0.67	0.75	[1,2]	0.75
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.07)		0.35	0.19	1.40	(0.17	) [2]	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.86	0.80	2.07	0.58		0.98
Less Distributions:
Distributions from net investment income	(0.24)		(0.53)	(0.67)	(0.61)	(0.71)		(0.75)
Distributions from paid in capital [3]	--		--	--	--	--		(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.22)		--	--	--	--		--
TOTAL DISTRIBUTIONS	(0.46)		(0.53)	(0.67)	(0.61)	(0.71)		(0.77)
Net Asset Value, End of Period	$8.71		$9.01	$8.68	$8.55	$7.09		$7.22
Total Return [4]	1.68%		10.24%	9.90%	30.17%	8.26%		14.47%

Ratios to Average Net Assets:
Net expenses	1.92	% [5]	1.91%	1.91%	1.91%	1.91%		1.91%
Net investment income	5.01	% [5]	5.80%	6.34%	7.62%	10.34	% [2]	11.36%
Expense waiver/reimbursement [6]	0.31	% [5]	0.38%	0.37%	0.31%	0.44%		0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,892		$24,008	$19,270	$15,260	$9,656		$6,479
Portfolio turnover	33%		74%	39%	108%	120%		161%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and /or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads) on purchases or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,020.70	$5.79
Class B Shares	$1,000	$1,016.80	$9.65
Class C Shares	$1,000	$1,016.80	$9.65
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$5.79
Class B Shares	$1,000	$1,015.36	$9.65
Class C Shares	$1,000	$1,015.36	$9.65

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.92%
Class C Shares	1.92%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's issuer country and currency exposure composition 1 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets	Currency Exposure as a Percentage of Total Net Assets
Mexico	16.5%	7.0%
Russia	15.3%	0.0%
Brazil	13.4%	0.0%
Philippines	7.6%	0.0%
Venezuela	6.0%	0.0%
Turkey	4.8%	0.0%
Peru	3.1%	0.0%
Argentina	2.7%	0.0%
Columbia	2.6%	0.0%
Indonesia	1.9%	0.0%
Netherlands	1.5%	0.0%
Malaysia	1.2%	0.0%
El Salvador	0.7%	0.0%
Kazakhstan	0.6%	0.0%
Bulgaria	0.6%	0.0%
Hong Kong	0.6%	0.0%
Spain	0.6%	0.0%
Uruguay	0.6%	0.0%
Ukrainan SSR	0.1%	0.0%
United States [2]	0.0%	72.8%
Euro	0.0%	0.6%
Cash Equivalents [3]	16.9%	16.9%
Other Assets and Liabilities--Net [4]	2.7%	2.7%
TOTAL	100.0%	100.0%

1 This table depicts the fund's exposure to various countries and currencies through its investment in foreign fixed income securities. With respect to foreign corporate fixed income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.

2 Consists of U.S. dollar denominated fixed income securities issued by an entity not domiciled in the United States.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and liabilities for information regarding the Fund's foreign cash position.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--0.6%
		Telecommunications & Cellular--0.6%
1,285,485	[1]	Jazztel PLC (IDENTIFIED COST $1,434,323)	$1,004,805
		CORPORATE BONDS--26.1%
		Banking--2.2%
$1,352,907	[2]	Banco de Galicia y Buenos Aires S.A. de C.V., Series 144A, 11.00%, 1/1/2019	1,427,317
1,150,000	[2]	Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015	1,150,000
1,500,000	[2]	VTB Capital SA, Bond, 6.25%, 6/30/2035	1,455,000
		TOTAL	4,032,317
		Broadcast Radio & TV--1.6%
2,500,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,886,625
		Building Materials--0.6%
1,000,000	[2]	Votorantim Overseas IV, Note, Series 144A, 7.75%, 6/24/2020	1,027,500
		Cable & Wireless Television--1.3%
2,500,000	[1,3]	Satellites Mexicanos SA, Sr. Note, 10.125%, 12/31/2006	2,312,500
		Container & Glass Products--1.1%
790,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	760,375
1,300,000	[2]	Vitro SA, Note, Series 144A, 11.75%, 11/1/2013	1,235,000
		TOTAL	1,995,375
		Hotels, Motels, Inns & Casinos--0.9%
1,500,000	[2]	Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011	1,522,500
		Leisure & Entertainment--0.6%
500,000	[2]	Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.655%, 12/15/2010	525,000
500,000	[2]	Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012	525,000
		TOTAL	1,050,000
		Metals & Mining--3.4%
1,500,000	[2]	Adaro Finance BV, Company Guarantee, Series 144A, 8.50%, 12/8/2010	1,533,750
2,000,000		Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014	2,228,100
2,000,000		Grupo Minero Mexico, 9.25%, 4/1/2028	2,280,000
		TOTAL	6,041,850
Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Oil & Gas--8.3%
$2,500,000		Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012	$2,600,000
2,960,000	[2]	Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	3,474,300
2,200,000	[2]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	2,546,500
1,250,000		Pemex Project Funding Master, 6.625%, 6/15/2035	1,134,375
1,900,000		Petronas Capital Ltd., Series REGS, 7.875%, 5/22/2022	2,197,553
3,000,000	[2]	Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	2,865,000
		TOTAL	14,817,728
		Sovereign--1.2%
1,750,000	[2]	Aries Vermogensverwaltng, Credit-Linked Note, Series 144A, 9.60%, 10/25/2014	2,152,231
		Steel--1.9%
1,200,000	[2]	CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%, 1/15/2015	1,359,000
1,825,000	[2]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	1,975,563
		TOTAL	3,334,563
		Telecommunications & Cellular--1.6%
5,500,000		America Movil S.A. de C.V., Bond, 9.00%, 1/15/2016	455,761
2,000,000		Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012	2,425,000
		TOTAL	2,880,761
		Utilities--1.4%
2,300,000	[2]	National Power Corp., Foreign Gov't. Guarantee, Series 144A, 9.444%, 8/23/2011	2,564,907
		TOTAL CORPORATE BONDS (IDENTIFIED COST $43,782,794)	46,618,857
		GOVERNMENTS/AGENCIES--53.7%
		Sovereign--53.7%
1,300,000		Argentina, Government of, Bond, 4.889%, 8/3/2012	1,066,000
2,504,761		Argentina, Government of, Note, 8.28%, 12/31/2033	2,335,690
500,000		Brazil, Government of, 8.875%, 10/14/2019	541,750
5,300,000		Brazil, Government of, 8.875%, 4/15/2024	5,737,250
4,596,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	4,692,516
2,005,000		Brazil, Government of, Note, 8.00%, 1/15/2018	2,095,225
3,750,000		Brazil, Government of, Note, 8.75%, 2/4/2025	4,003,125
Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$2,000,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	$2,452,000
900,000		Bulgaria, Government of, Bond, 8.25%, 1/15/2015	1,030,680
2,000,000		Colombia, Government of, 8.25%, 12/22/2014	2,162,000
2,350,000		Colombia, Government of, Bond, 8.125%, 5/21/2024	2,479,250
1,200,000		El Salvador, Government of, Bond, 7.75%, 1/24/2023	1,278,000
1,800,000	[2]	Indonesia, Government of, 8.50%, 10/12/2035	1,950,750
52,690,500		Mexico, Government of, 8.00%, 12/7/2023	4,073,840
85,960,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	7,947,302
800,000		Mexico, Government of, Bond, 11.50%, 5/15/2026	1,186,000
3,200,000		Mexico, Government of, Note, 8.125%, 12/30/2019	3,591,520
1,000,000		Peru, Government of, Bond, 7.35%, 7/21/2025	978,000
2,200,000		Peru, Government of, Bond, 8.75%, 11/21/2033	2,453,000
1,750,000		Peru, Government of, Note, 9.875%, 2/6/2015	2,065,000
1,000,000		Philippines, Government of, 9.375%, 1/18/2017	1,131,250
1,250,000		Philippines, Government of, 9.875%, 1/15/2019	1,465,625
2,000,000		Philippines, Government of, Bond, 7.75%, 1/14/2031	1,962,500
1,600,000		Philippines, Government of, Bond, 9.50%, 10/21/2024	1,832,000
1,400,000		Philippines, Government of, Note, 8.25%, 1/15/2014	1,484,000
620,000		Philippines, Government of, Sr. Note, 9.50%, 2/2/2030	716,100
2,000,000	[2]	Russia, Government of, Unsub., 11.00%, 7/24/2018	2,770,000
11,800,000		Russia, Government of, Unsub., 5.00%, 3/31/2030	12,622,460
3,350,000		Turkey, Government of, 11.00%, 1/14/2013	4,040,938
2,350,000		Turkey, Government of, 6.875%, 3/17/2036	2,062,125
1,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	1,451,250
825,000		Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009	949,781
205,359		Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007	210,770
1,000,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	990,000
1,000,000		Venezuela, Government of, Bond, 5.75%, 2/26/2016	893,500
6,900,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	7,018,335
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $94,721,900)	95,719,532
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--16.9%
$30,221,000		Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067 (At Cost).	$30,221,000
		TOTAL INVESTMENTS--97.3% (IDENTIFIED COST $170,160,017) [4]	173,564,194
		OTHER ASSETS AND LIABILITIES - NET--2.7%	4,797,700
		TOTAL NET ASSETS--100%	$178,361,894

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $32,029,427 which represents 18.0% of total net assets.

3 Issuer has defaulted on final principal payment.

4 The cost of investments for federal tax purposes amounts to $170,380,170.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Investments in securities	$143,343,194
Investments in repurchase agreements	30,221,000
Total investments in securities, at value (identified cost $170,160,017)		$173,564,194
Cash denominated in foreign currencies (identified cost $26,939)		27,197
Cash		152
Income receivable		2,886,304
Receivable for investments sold		2,254,984
Receivable for shares sold		265,822
TOTAL ASSETS		178,998,653
Liabilities:
Payable for investments purchased	28,332
Payable for shares redeemed	448,876
Payable for custodian fees	13,404
Payable for transfer and dividend disbursing agent fees and expenses	42,350
Payable for distribution services fee (Note 5)	48,299
Payable for shareholder services fee (Note 5)	36,744
Accrued expenses	18,754
TOTAL LIABILITIES		636,759
Net assets for 20,459,033 shares outstanding		$178,361,894
Net Assets Consist of:
Paid-in capital		$169,617,114
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		3,379,076
Accumulated net realized gain on investments and foreign currency transactions		5,528,566
Distributions in excess of net investment income		(162,862)
TOTAL NET ASSETS		$178,361,894

Statement of Assets and Liabilities-continued

May 31, 2006 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($103,979,223 ÷ 11,924,467 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$8.72
Offering price per share (100/95.50 of $8.72) [1]	$9.13
Redemption proceeds per share	$8.72
Class B Shares:
Net asset value per share ($48,490,710 ÷ 5,562,321 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$8.72
Offering price per share	$8.72
Redemption proceeds per share (94.50/100 of $8.72) [1]	$8.24
Class C Shares:
Net asset value per share ($25,891,961 ÷ 2,972,245 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$8.71
Offering price per share (100/99.00 of $8.71) [1]	$8.80
Redemption proceeds per share (99.00/100 of $8.71) [1]	$8.62

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Interest (net of foreign taxes withheld of $19,741)			$6,399,089
Expenses:
Investment adviser fee (Note 5)		$785,143
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		30,497
Transfer and dividend disbursing agent fees and expenses		111,613
Directors'/Trustees' fees		2,315
Auditing fees		12,171
Legal fees		4,245
Portfolio accounting fees		26,758
Distribution services fee--Class B Shares (Note 5)		200,162
Distribution services fee--Class C Shares (Note 5)		96,031
Shareholder services fee--Class A Shares (Note 5)		123,086
Shareholder services fee--Class B Shares (Note 5)		66,721
Shareholder services fee--Class C Shares (Note 5)		31,873
Share registration costs		24,465
Printing and postage		16,595
Insurance premiums		3,577
Taxes		3,936
Miscellaneous		1,955
TOTAL EXPENSES		1,655,828
Waivers (Note 5):
Waiver of investment adviser fee	$(268,401)
Waiver of administrative personnel and services fee	(21,515)
TOTAL WAIVERS		$(289,916)
Net expenses			$1,365,912
Net investment income			5,033,177
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (Net of foreign taxes withheld of $44,450)			7,580,135
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(9,518,550)
Net realized and unrealized gain/loss on investments and foreign currency transactions			(1,938,415)
Change in net assets resulting from operations			$3,094,762

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,033,177	$10,058,660
Net realized gain on investments including allocation from partnership and foreign currency transactions	7,580,135	7,578,684
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(9,518,550)	(1,341,968)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,094,762	16,295,376
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,215,595)	(5,277,890)
Class B Shares	(1,421,567)	(3,816,467)
Class C Shares	(683,287)	(1,245,536)
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(2,325,464)	--
Class B Shares	(1,323,966)	--
Class C Shares	(580,203)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,550,082)	(10,339,893)
Share Transactions:
Proceeds from sale of shares	58,185,476	68,967,103
Net asset value of shares issued to shareholders in payment of distributions declared	5,596,313	5,353,643
Cost of shares redeemed	(55,798,195)	(59,081,822)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,983,594	15,238,924
Change in net assets	1,528,274	21,194,407
Net Assets:
Beginning of period	176,833,620	155,639,213
End of period (including undistributed (distributions in excess of) net investment income of $(162,862) and $124,410, respectively)	$178,361,894	$176,833,620

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,477,686	$49,871,826	5,835,838	$51,963,102
Shares issued to shareholders in payment of distributions declared	374,478	3,357,644	366,704	3,241,996
Shares redeemed	(4,495,761)	(40,645,459)	(3,278,711)	(29,061,827)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,356,403	$12,584,011	2,923,831	$26,143,271

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	443,289	$3,998,757	1,047,409	$9,303,213
Shares issued to shareholders in payment of distributions declared	174,396	1,560,293	174,091	1,539,971
Shares redeemed	(1,430,592)	(12,956,737)	(2,898,197)	(25,742,039)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(812,907)	$(7,397,687)	(1,676,697)	$(14,898,855)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	475,808	$4,314,893	863,830	$7,700,788
Shares issued to shareholders in payment of distributions declared	75,834	678,376	64,676	571,676
Shares redeemed	(243,361)	(2,195,999)	(483,428)	(4,277,956)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	308,281	$2,797,270	445,078	$3,994,508
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	851,777	$7,983,594	1,692,212	$15,238,924

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $170,380,170. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $3,184,024. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,008,175 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,824,151.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company (FIMCO), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the Adviser voluntarily waived $268,401 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.101% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $34,185 of fees paid by the Fund. For the six months ended May 31, 2006, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2006, FSC retained $13,429 in sales charges from the sale of Class A Shares. FSC also retained $14,931 of contingent deferred sales charges relating to redemptions of Class A Shares and $1,785 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC received $3,136 of fees paid by the Fund.

Commencing on August 1, 2005, and through November 29, 2005, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $56,033 for the year ended November 30, 2005.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2006, were as follows:

Purchases	$53,858,521
Sales	$72,044,206

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2006, there were no outstanding loans. During the six months ended May 31, 2006, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL HIGH INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755

G01949-02 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Small Company Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

10TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$32.72		$26.28		$21.50		$15.27		$17.53		$25.00
Income From Investment Operations:
Net investment income (loss)	(0.01	) [1]	0.08	[1]	(0.10	) [1]	(0.02	) [1]	(0.08	) [1]	(0.09	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.67		6.36		4.88		6.25		(2.18)		(7.38)
TOTAL FROM INVESTMENT OPERATIONS	6.66		6.44		4.78		6.23		(2.26)		(7.47)
Less Distributions:
Distributions from net investment income	(0.17)		--		--		--		--		--
TOTAL FROM DISTRIBUTIONS	(0.17)		--		--		--		--		--
Net Asset Value, End of Period	$39.21		$32.72		$26.28		$21.50		$15.27		$17.53
Total Return [2]	20.42%		24.51%		22.23	% [3]	40.80%		(12.89)%		(29.88)%

Ratios to Average Net Assets:
Net expenses	1.87	% [4]	1.88	% [5]	1.98	% [5]	1.99	% [5]	2.07	% [5]	1.97%
Net investment income (loss)	(0.07	)% [4]	0.28%		(0.43)%		(0.10)%		(0.49)%		(0.42)%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$325,420		$245,837		$202,836		$215,691		$169,829		$251,667
Portfolio turnover	32%		79%		63%		76%		101%		166%
Redemption fees consisted of the following per share amounts	$0.00	[8]	--		$0.00	[8]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.88%, 1.98%, 1.99%, and 2.07% for the years ended November 30, 2005, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$30.34		$24.56		$20.24		$14.48		$16.75		$24.06
Income From Investment Operations:
Net investment loss	(0.15	) [1]	(0.14	) [1]	(0.27	) [1]	(0.14	) [1]	(0.20	) [1]	(0.24	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.21		5.92		4.59		5.90		(2.07)		(7.07)
TOTAL FROM INVESTMENT OPERATIONS	6.06		5.78		4.32		5.76		(2.27)		(7.31)
Net Asset Value, End of Period	$36.40		$30.34		$24.56		$20.24		$14.48		$16.75
Total Return [2]	19.97%		23.53%		21.34	% [3]	39.78%		(13.55)%		(30.38)%

Ratios to Average Net Assets:
Net expenses	2.62	% [4]	2.63	% [5]	2.73	% [5]	2.74	% [5]	2.82	% [5]	2.72%
Net investment loss	(0.88	)% [4]	(0.52)%		(1.20)%		(0.85)%		(1.24)%		(1.17)%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$151,543		$141,634		$169,262		$172,274		$151,312		$227,604
Portfolio turnover	32%		79%		63%		76%		101%		166%
Redemption fees consisted of the following per share amounts	$0.00	[8]	--		$0.00	[8]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of 0.05% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.63%, 2.73%, 2.74%, and 2.82% for the years ended November 30, 2005, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment loss ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$30.31		$24.53		$20.21		$14.47		$16.73		$24.04
Income From Investment Operations:
Net investment loss	(0.15	) [1]	(0.13	) [1]	(0.27	) [1]	(0.14	) [1]	(0.20	) [1]	(0.24	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.20		5.91		4.59		5.88		(2.06)		(7.07)
TOTAL FROM INVESTMENT OPERATIONS	6.05		5.78		4.32		5.74		(2.26)		(7.31)
Net Asset Value, End of Period	$36.36		$30.31		$24.53		$20.21		$14.47		$16.73
Total Return [2]	19.96%		23.56	% [3]	21.38	% [3]	39.67%		(13.51)%		(30.41)%

Ratios to Average Net Assets:
Net expenses	2.62	% [4]	2.63	% [5]	2.73	% [5]	2.74	% [5]	2.82	% [5]	2.72%
Net investment loss	(0.83	)% [4]	(0.49)%		(1.20)%		(0.85)%		(1.24)%		(1.17)%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$70,781		$56,292		$51,771		$52,189		$44,432		$69,623
Portfolio turnover	32%		79%		63%		76%		101%		166%
Redemption fees consisted of the following per share amounts	$0.00	[8]	--		$0.00	[8]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the years ended November 30, 2005 and 2004, the Fund was reimbursed by the Adviser which had an impact of 0.04% and 0.05%, respectively, on total returns. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.63%, 2.73%, 2.74%, and 2.82% for the years ended November 30, 2005, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment loss ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,204.20	$10.28
Class B Shares	$1,000	$1,199.70	$14.37
Class C Shares	$1,000	$1,199.60	$14.37
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.61	$ 9.40
Class B Shares	$1,000	$1,011.87	$13.14
Class C Shares	$1,000	$1,011.87	$13.14

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.87%
Class B Shares	2.62%
Class C Shares	2.62%

Portfolio of Investments Summary Tables

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	23.2%
United Kingdom	11.4%
Canada	8.7%
France	6.5%
Switzerland	5.3%
Italy	4.6%
Germany	4.4%
Netherlands	4.3%
Norway	3.7%
Spain	2.8%
Austria	2.7%
Belgium	2.2%
Luxembourg	2.1%
Australia	2.0%
Bermuda	1.8%
Singapore	1.7%
Sweden	1.6%
Ireland	1.4%
Greece	1.2%
Korea	0.6%
Denmark	0.5%
South Africa	0.4%
Hong Kong	0.3%
Panama	0.3%
Brazil	0.1%
Turkey	0.1%
Cash Equivalents [2]	6.0%
Other Assets and Liabilities--Net [3]	0.1%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2006, the Fund's sector classification composition 4 was as follows:

Sector Composition	Percentage of Total Net Assets
Industrials	22.3%
Materials	18.5%
Consumer Discretionary	16.9%
Energy	14.2%
Information Technology	9.2%
Financials	5.5%
Consumer Staples	4.4%
Health Care	2.5%
Telecommunication Services	0.4%
Cash Equivalents [2]	6.0%
Other Assets and Liabilities [3]	0.1%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--93.9%
		Automobiles & Components--2.2%
283,000		Koito Manufacturing Co., Ltd.	$4,425,638
438,000		Nhk Spring Co.	5,089,197
206,000		Sumitomo Rubber Industries Ltd.	2,612,489
		TOTAL	12,127,324
		Banks--1.5%
234,500		DePfa Bank PLC	3,789,300
225,690		Kensington Group PLC	4,389,149
		TOTAL	8,178,449
		Capital Goods--16.2%
244,807		Abengoa SA	6,631,875
31,600		Andritz AG	5,040,909
21,800		Bekaert NV	2,243,130
46,500		Boskalis Westminster NV	3,217,607
1,315,082		CSR Ltd.	3,571,443
358,400	[1]	Charter PLC	5,493,635
4,500		Geberit International AG	4,897,225
230,400		Hitachi Construction Machinery Co., Ltd.	5,641,541
64,890	[1]	Hyundai Engineering & Construction Co.	3,173,856
263,000		JTEKT Corp.	5,252,452
605,000		Keppel Corp., Ltd.	5,192,096
211,800		Mori Seiki Co.	4,543,472
1,043,000		Nachi Fujikoshi Corp.	5,920,766
166,000		Nsk	1,418,493
265,000		Osaki Electric Co., Ltd.	2,657,080
105,148		Pinguely-Haulotte	2,935,446
660,437	[1]	Qinetiq PLC	2,105,803
2,123,000		Sembcorp Marine Ltd.	3,962,319
16,788		Solarworld AG	4,670,705
168,700		THK Co., Ltd.	5,205,792
43,600		Univar NV	2,011,842
50,100		Zodiac SA	2,782,594
		TOTAL	88,570,081
Shares			Value
		COMMON STOCKS--continued
		Commercial Services & Supplies--4.6%
27,100		Bourbon SA	$3,066,486
467,000		Chiyoda Corp.	9,263,431
79,700	[1]	Net 1 UEPS Technologies, Inc.	2,030,756
178,500		SNC-Lavalin Group, Inc.	4,782,147
66,285		USG People NV	5,148,441
152,735	[1]	Wire Card AG	1,133,151
		TOTAL	25,424,412
		Consumer Durables & Apparel--3.3%
237,000		Hitachi Koki Co.	3,747,440
1,020,000	[1]	IB Daiwa Corp.	2,281,014
14,625		Puma AG Rudolf Dassler Sport	5,343,539
14,520		Swatch Group AG, Class B	2,356,065
1,032,500		Techtronic Industries Co.	1,495,253
40,100		Tod's SpA	2,993,218
		TOTAL	18,216,529
		Consumer Services--3.7%
294,373		Enterprise Inns PLC	5,136,988
98,000		Intralot SA	2,670,584
74,800	[1]	Lottomatica SpA	2,774,311
346,816		Punch Taverns PLC	5,561,215
29,600	[1]	Transat A.T., Inc., Class B	668,586
305,140		William Hill PLC	3,513,029
		TOTAL	20,324,713
		Diversified Financials--2.6%
177,900		Aktiv Kapital ASA	3,187,922
139,935		Australian Stock Exchange Ltd.	3,231,500
157,000	[1]	OMX AB	2,693,948
237		Osaka Securities Exchange Co., Ltd.	2,151,687
76,400		TSX Group, Inc.	3,107,326
		TOTAL	14,372,383
Shares			Value
		COMMON STOCKS--continued
		Energy--14.2%
311,000	[1]	Acergy SA	$4,734,294
203,200		AOC Holdings, Inc.	3,633,055
186,400		ERG SpA	4,672,879
251,800		Ensign Energy Services, Inc.	5,833,805
106,600	[1]	Fred Olsen Energy ASA	4,812,771
101,600		Fugro NV	4,189,992
586,500		Hunting PLC	3,965,916
42,900		Precision Drilling Trust	1,464,403
123,900		ProSafe ASA	7,134,655
36,513	[1]	Q-Cells AG	2,831,100
55,952		SBM Offshore NV	6,029,289
194,600		Saipem SpA	4,620,167
184,680	[1]	Saras SpA Raffinerie Sarde	1,205,727
285,400	[1]	SeaDrill Ltd.	4,502,859
66,500	[1]	TGS Nopec Geophysical Co. ASA	5,188,484
78,732		Technip SA	4,712,386
69,200	[1]	Trican Oilwell Services Ltd.	1,698,745
87,100	[1]	Western Oil Sands, Inc., Class A	2,433,897
941,900		Wood Group (John) PLC	4,142,718
		TOTAL	77,807,142
		Food & Staples Retailing--1.3%
184,000		Alimentation Couche-Tard, Inc., Class B	4,217,885
101,000		Sundrug Co., Ltd.	2,607,236
		TOTAL	6,825,121
		Food Beverage & Tobacco--3.2%
1,133,391	[1]	Britvic PLC	4,313,599
67,600	[1]	Coca-Cola Icecek Uretim AS	382,358
482,400		Davide Campari - Milano SpA	4,558,630
228,465		IAWS Group PLC	4,069,314
2,105		Lindt & Spruengli AG	4,038,857
		TOTAL	17,362,758
Shares			Value
		COMMON STOCKS--continued
		Health Care Equipment & Services--1.2%
149,888		Getinge AB, Class B	$2,438,509
73,000		Phonak Holding AG	4,194,037
		TOTAL	6,632,546
		Insurance--0.5%
97,400		Industrial Alliance Life Insurance Co.	2,874,693
		Materials--18.5%
47,250		Boehler-Uddeholm AG	9,810,377
311,000		Dowa Mining Co	2,837,030
2,438,500	[1]	EuroZinc Mining Corp.	5,755,878
45,200		Imerys SA	3,626,010
46,200		K&S AG	3,852,041
597,000		Kanto Denka Kogyo Co., Ltd.	5,583,298
160,800	[1]	Lundin Mining Corp.	4,805,875
963,000		Mitsubishi Materials Corp.	4,352,215
484,000		Mitsubishi Rayon Co.	4,257,294
38,155		Novozymes A/S, Class B	2,728,953
1,130,900	[1]	Paladin Resources Ltd.	3,973,293
549,000		Taiyo Nippon Sanso Corp.	4,459,054
154,900		Teck Corp., Class B	9,857,912
70,000		Toho Titanium	4,472,627
550,000		Toho Zinc Co., Ltd.	4,574,341
293,000		Tokuyama Corp.	4,500,264
800,000		Tubacex SA	4,661,906
1,569,000		Ube Industries	4,878,039
53,000		Umicore	7,667,157
170,000		Vedanta Resources PLC	4,639,425
		TOTAL	101,292,989
		Media--1.0%
89,600	[1]	Central European Media Enterprises Ltd., Class A	5,327,616
		Pharmaceuticals & Biotechnology--1.3%
35,450	[1]	Actelion Ltd.	4,128,800
89,562	[1]	Grifols SA	625,468
60,606		Stada Arzneimittel AG	2,424,644
		TOTAL	7,178,912
Shares			Value
		COMMON STOCKS--continued
		Real Estate--0.8%
115,500	[1]	Company SA	$609,341
35,500		Orco Property	4,003,908
		TOTAL	4,613,249
		Retailing--6.7%
60,200		Don Quijote Co., Ltd.	4,422,663
152,200		EDION Corp.	3,288,096
338,700		Geox SpA	4,237,852
169,400		Germanos SA	3,980,297
304,100	[1]	Kappahl Holdings AB	2,303,699
58,200		Nitori Co.	3,025,343
92,200		Ryohin Keikaku Co., Ltd.	7,970,371
899,497		The Carphone Warehouse PLC	5,451,263
270	[1]	Village Vanguard Co., Ltd.	2,096,735
		TOTAL	36,776,319
		Semiconductors & Semiconductor Equipment--1.6%
779,964		ARM Holdings PLC	1,709,017
241,400	[1]	Silicon-On-Insulator Technologies (SOITEC)	7,070,862
		TOTAL	8,779,879
		Software & Services--1.5%
65,258		Dassault Systemes SA	3,407,826
170,000		Indra Sistemas SA	3,320,212
79,500	[1]	TradeDoubler AB	1,556,602
		TOTAL	8,284,640
		Technology Hardware & Equipment--6.1%
93,300	[1]	Axalto Holding NV	2,739,595
255,800	[1]	CSR PLC	6,928,349
1,034,068	[1]	Gemplus International SA	2,981,616
73,450	[1]	Logitech International SA	2,972,077
75,850		Neopost SA	8,134,930
31,134		Wincor Nixdorf AG	4,152,801
621,400	[1]	Wolfson Microelectronics PLC	5,230,268
		TOTAL	33,139,636
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--0.4%
108,400	[1]	Telenet Group Holding NV	$2,403,207
		Transportation--1.5%
57,700	[1]	Copa Holdings, Class A	1,373,260
87,750		Kuehne & Nagel International AG - Reg	6,549,534
		TOTAL	7,922,794
		TOTAL COMMON STOCKS (IDENTIFIED COST $314,318,243)	514,435,392
		MUTUAL FUND--0.5%
58,993		India Fund, Inc. (IDENTIFIED COST $1,445,264)	2,861,160
		REPURCHASE AGREEMENT--5.5%
$29,941,000		Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067 (AT COST).	29,941,000
		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $345,704,507) [2]	547,237,552
		OTHER ASSETS AND LIABILITIES - NET--0.1%	506,428
		TOTAL NET ASSETS--100%	$547,743,980

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $345,704,507)		$547,237,552
Cash		5,170
Cash denominated in foreign currency (identified cost $67,956)		68,017
Income receivable		1,263,242
Receivable for investments sold		1,839,928
Receivable for shares sold		1,101,244
Other assets		237,806
TOTAL ASSETS		551,752,959
Liabilities:
Payable for investments purchased	$1,536,364
Payable for shares redeemed	1,744,100
Payable for foreign currency exchange contracts	5,404
Payable for custodian fees	65,572
Payable for transfer and dividend disbursing agent fees and expenses	267,974
Payable for distribution services fee (Note 5)	221,772
Payable for shareholder services fee (Note 5)	49,289
Accrued expenses	118,504
TOTAL LIABILITIES		4,008,979
Net assets for 14,410,438 shares outstanding		$547,743,980
Net Assets Consist of:
Paid-in capital		$405,985,730
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		201,559,263
Accumulated net realized loss on investments and foreign currency transactions		(54,652,142)
Accumulated net investment income (loss)		(5,148,871)
TOTAL NET ASSETS		$547,743,980
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($325,419,666 ÷ 8,300,359 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$39.21
Offering price per share (100/94.50 of $39.21) [1]		$41.49
Redemption proceeds per share (98.00/100 of $39.21) [1]		$38.43
Class B Shares:
Net asset value per share ($151,543,288 ÷ 4,163,261 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$36.40
Offering price per share		$36.40
Redemption proceeds per share (92.50/100 of $36.40) [1]		$33.67
Class C Shares:
Net asset value per share ($70,781,026 ÷ 1,946,818 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$36.36
Offering price per share (100/99.00 of $36.36) [1]		$36.73
Redemption proceeds per share (97.00/100 of $36.36) [1]		$35.27

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $561,204)		$4,360,175
Interest		267,744
TOTAL INCOME		4,627,919
Expenses:
Investment adviser fee (Note 5)	$3,259,716
Administrative personnel and services fee (Note 5)	207,483
Custodian fees	126,328
Transfer and dividend disbursing agent fees and expenses	478,988
Directors'/Trustees' fees	3,127
Auditing fees	11,928
Legal fees	3,156
Portfolio accounting fees	35,921
Distribution services fee--Class A Shares (Note 5)	376,348
Distribution services fee--Class B Shares (Note 5)	577,755
Distribution services fee--Class C Shares (Note 5)	249,031
Shareholder services fee--Class B Shares (Note 5)	192,585
Shareholder services fee--Class C Shares (Note 5)	82,087
Share registration costs	28,360
Printing and postage	36,775
Insurance premiums	4,308
Taxes	24,365
Miscellaneous	3,311
TOTAL EXPENSES	5,701,572
Waiver (Note 5):
Waiver of administrative personnel and services fee	(8,771)
Net expenses		5,692,801
Net investment income (loss)		(1,064,882)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		37,872,927
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		52,884,473
Net realized and unrealized gain on investments and foreign currency transactions		90,757,400
Change in net assets resulting from operations		$89,692,518

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,064,882)	$(449,959)
Net realized gain on investments and foreign currency transactions	37,872,927	86,906,311
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	52,884,473	6,290,867
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	89,692,518	92,747,219
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,282,130)	--
Share Transactions:
Proceeds from sale of shares	107,044,304	106,275,918
Net asset value of shares issued to shareholders in payment of distributions declared	1,024,713	--
Cost of shares redeemed	(92,498,024)	(179,129,049)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,570,993	(72,853,131)
Change in net assets	103,981,381	19,894,088
Net Assets:
Beginning of period	443,762,599	423,868,511
End of period (including accumulated net investment income (loss) of $(5,148,871) and $(2,801,859), respectively)	$547,743,980	$443,762,599

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated International Small Company Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and ask prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contract at Value	Unrealized Depreciation
Contract Purchased:
6/1/2006	684,131 Euro Dollars	$882,050	$876,646	$(5,404)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,126,904	$81,127,352	3,058,700	$89,801,855
Shares issued to shareholders in payment of distributions declared	29,892	1,024,713	--	--
Shares redeemed	(1,369,776)	(52,108,920)	(3,262,665)	(95,231,001)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	787,020	$30,043,145	(203,965)	$(5,429,146)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	432,029	$15,146,563	329,698	$8,995,971
Shares redeemed	(936,380)	(32,904,587)	(2,553,979)	(69,621,541)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(504,351)	$(17,758,024)	(2,224,281)	$(60,625,570)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	302,044	$10,770,389	274,874	$7,478,092
Shares redeemed	(212,557)	(7,484,517)	(528,174)	(14,276,507)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	89,487	$3,285,872	(253,300)	$(6,798,415)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	372,156	$15,570,993	(2,681,546	$(72,853,131)

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $345,704,507. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $201,533,045. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $208,295,759 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,762,714.

At November 30, 2005, the Fund had a capital loss carryforward of $92,410,387 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$28,574,333
2010	$63,836,054

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses annually according to the following schedule, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $437,442 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2006, FSC retained $44,468 in sales charges from the sale of Class A Shares. FSC also retained $587 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund charges a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2006, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $5,147, $2,691, and $1,161, respectively.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC did not receive any fees paid by the Fund. For the six months ended May 31, 2006, Class A Shares did not incur a shareholder services fee.

Other

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Directors of the Fund retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a voluntary contribution to the Fund of $110,604 during fiscal year 2004, relating to a contribution to Paid-In Capital for detrimental impact to the Fund from frequent trading activity and a detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

The Fund's Adviser also voluntarily contributed $64,131 to the Fund during fiscal year 2005 relating to a reduction in the cost basis of a security for failure to exercise a rights offering in a timely manner.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2006, were as follows:

Purchases	$156,357,796
Sales	$165,367,840

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2006, there were no outstanding loans. During the six months ended May 31, 2006, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL SMALL COMPANY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722

G01743-02 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Value Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

8TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$18.22		$16.33		$15.44		$13.11		$15.03		$14.58
Income From Investment Operations:
Net investment income (loss)	0.48	[1]	0.11	[1]	(0.08	) [1]	(0.06	) [1]	(0.06	) [1]	(0.04	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.61		2.10		2.49		2.49		(1.35)		0.62
TOTAL FROM INVESTMENT OPERATIONS	3.09		2.21		2.41		2.43		(1.41)		0.58
Less Distributions:
Distributions from net investment income	(0.09)		--		--		--		--		(0.09)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.32)		(1.52)		(0.10)		(0.51)		(0.04)
TOTAL DISTRIBUTIONS	(0.09)		(0.32)		(1.52)		(0.10)		(0.51)		(0.13)
Net Asset Value, End of Period	$21.22		$18.22		$16.33		$15.44		$13.11		$15.03
Total Return [2]	16.99%		13.71%		16.73	% [3]	18.75%		(9.81)%		3.96%

Ratios to Average Net Assets:
Net expenses	1.75	% [5]	1.95	% [4]	2.47%		2.52%		2.19%		1.92%
Net investment income (loss)	4.72	% [5]	0.65%		(0.54)%		(0.44)%		(0.42)%		(0.24)%
Expense waiver/reimbursement [6]	0.12	% [5]	0.05%		0.10%		0.01%		0.05%		0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,022		$51,204		$41,732		$17,883		$20,287		$25,257
Portfolio turnover	2%		28%		56%		42%		14%		21%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00	[7]	$0.00	[7]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.95% for the year ended November 30, 2005 after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$17.22		$15.56		$14.89		$12.74		$14.73		$14.33
Income From Investment Operations:
Net investment income (loss)	0.36	[1]	(0.02	) [1]	(0.18	) [1]	(0.16	) [1]	(0.16	) [1]	(0.15	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.49		2.00		2.37		2.41		(1.32)		0.62
TOTAL FROM INVESTMENT OPERATIONS	2.85		1.98		2.19		2.25		(1.48)		0.47
Less Distributions:
Distributions from net investment income	--		--		--		--		--		(0.03)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.32)		(1.52)		(0.10)		(0.51)		(0.04)
TOTAL DISTRIBUTIONS	--		(0.32)		(1.52)		(0.10)		(0.51)		(0.07)
Net Asset Value, End of Period	$20.07		$17.22		$15.56		$14.89		$12.74		$14.73
Total Return [2]	16.55%		12.89%		15.78	% [3]	17.88%		(10.51)%		3.23%

Ratios to Average Net Assets:
Net expenses	2.50	% [5]	2.70	% [4]	3.22%		3.27%		2.94%		2.67%
Net investment income (loss)	3.71	% [5]	(0.12)%		(1.27)%		(1.22)%		(1.19)%		(0.99)%
Expense waiver/reimbursement [6]	0.12	% [5]	0.05%		0.10%		0.01%		0.05%		0.13%
Supplemental Data
Net assets, end of period (000 omitted)	$41,136		$34,834		$35,867		$19,333		$20,124		$28,947
Portfolio turnover	2%		28%		56%		42%		14%		21%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00	[7]	$0.00	[7]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 2.70% for the year ended November 30, 2005 after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period:	$17.27		$15.60		$14.92		$12.77		$14.76		$14.36
Income From Investment Operations:
Net investment income (loss)	0.38	[1]	(0.01	) [1]	(0.18	) [1]	(0.16	) [1]	(0.16	) [1]	(0.15	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.48		2.00		2.38		2.41		(1.32)		0.62
TOTAL FROM INVESTMENT OPERATIONS	2.86		1.99		2.20		2.25		(1.48)		0.47
Less Distributions:
Distributions from net investment income	--		--		--		--		--		(0.03)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.32)		(1.52)		(0.10)		(0.51)		(0.04)
TOTAL DISTRIBUTIONS	--		(0.32)		(1.52)		(0.10)		(0.51)		(0.07)
Net Asset Value, End of Period	$20.13		$17.27		$15.60		$14.92		$12.77		$14.76
Total Return [2]	16.56%		12.92%		15.82	% [3]	17.84%		(10.48)%		3.25%

Ratios to Average Net Assets:
Net expenses	2.49	% [5]	2.70	% [4]	3.22%		3.27%		2.94%		2.67%
Net investment income (loss)	3.89	% [5]	(0.06)%		(1.26)%		(1.23)%		(1.19)%		(0.99)%
Expense waiver/reimbursement [6]	0.12	% [5]	0.05%		0.10%		0.01%		0.05%		0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,729		$7,455		$5,498		$2,315		$3,311		$4,352
Portfolio turnover	2%		28%		56%		42%		14%		21%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00	[7]	$0.00	[7]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 2.70% for the year ended November 30, 2005 after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and /or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchases or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,169.90	$ 9.47
Class B Shares	$1,000	$1,165.50	$13.50
Class C Shares	$1,000	$1,165.60	$13.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.21	$ 8.80
Class B Shares	$1,000	$1,012.47	$12.54
Class C Shares	$1,000	$1,012.52	$12.49

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class B Shares	2.50%
Class C Shares	2.49%

Portfolio of Investments Summary Tables

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	25.5%
United States	14.2%
Switzerland	14.1%
France	10.2%
Japan	7.9%
Netherlands	7.6%
Mexico	4.7%
Germany	2.9%
Canada	2.6%
Italy	1.6%
Spain	1.4%
Hong Kong	1.1%
Cash Equivalents [2]	5.6%
Other Assets and Liabilities--Net [3]	0.6%
TOTAL	100.0%

At May 31, 2006, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	29.6%
Consumer Discretionary	21.4%
Industrials	10.4%
Consumer Staples	10.2%
Health Care	9.4%
Energy	7.8%
Materials	3.1%
Utilities	1.0%
Telecommunication	0.9%
Cash Equivalents [2]	5.6%
Other Assets and Liabilities--Net [3]	0.6%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--93.8%
		Automobiles & Components--2.9%
67,925		Bayerische Motoren Werke AG	$3,494,866
		Banks--5.3%
95,353		ABN AMRO Holdings NV	2,637,268
22,770		BNP Paribas SA	2,122,652
113,946		Banco Santander Central Hispano, SA	1,644,301
		TOTAL	6,404,221
		Commercial Services & Supplies--5.9%
36,116		Adecco SA	2,308,435
46,000		Meitec Corp.	1,455,454
370,050		Michael Page International PLC	2,736,736
25,400		Miller Herman, Inc.	742,188
		TOTAL	7,242,813
		Consumer Durables & Apparel--4.6%
80,380		Compagnie Financiere Richemont AG	3,754,022
25,700		Tod's SpA	1,918,346
		TOTAL	5,672,368
		Consumer Services--3.7%
33,967		Accor SA	1,992,094
81,253		InterContinental Hotels Group PLC	1,383,807
149,742		Ladbrokes PLC	1,113,324
		TOTAL	4,489,225
		Diversified Financials--19.5%
267,977		Amvescap PLC	2,598,806
62,200		Amvescap PLC, ADR	1,216,010
34,500		Credit Suisse Group	1,992,024
29,000		Euronext NV	2,490,337
76,120		Janus Capital Group, Inc.	1,370,921
30,900		Julius Baer Holding Ltd., Zurich, Class B	2,726,536
21,995		Morgan Stanley	1,311,342
88,500		Nikko Cordial Corp.	1,312,220
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Diversified Financials--continued
162,600		Schroders PLC	$3,111,121
400,000		iShares MSCI Japan	5,600,000
		TOTAL	23,729,317
		Energy--7.8%
43,600		GlobalSantaFe Corp.	2,621,668
37,600		Tidewater, Inc.	1,907,072
18,000		Total SA, Class B	1,175,010
46,600	[1]	Transocean Sedco Forex, Inc.	3,791,842
		TOTAL	9,495,592
		Food Beverage & Tobacco--9.2%
203,356		Cadbury Schweppes PLC	1,945,494
190,381		Diageo PLC	3,122,823
38,200		Heineken NV	1,527,512
10,000		Nestle SA	2,983,468
8,600		Pernod-Ricard	1,678,469
		TOTAL	11,257,766
		Household & Personal Products--1.0%
13,500		L'Oreal SA	1,208,352
		Insurance--3.7%
61,900		AXA	2,150,033
56,714		Sun Life Financial Services of Canada	2,341,721
		TOTAL	4,491,754
		Materials--3.1%
49,300		Akzo Nobel NV	2,662,242
1,400		Givaudan SA	1,133,479
		TOTAL	3,795,721
		Media--8.5%
53,500		Asatsu, Inc.	1,829,023
24,200		Corus Entertainment, Inc., Class B	790,921
161,600		Grupo Televisa SA, GDR	2,971,824
58,842		Vivendi SA	2,110,816
215,900		WPP Group PLC	2,658,989
		TOTAL	10,361,573
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Pharmaceuticals, Biotechnology & Life Sciences--9.4%
150,971		GlaxoSmithKline PLC	$4,176,786
41,100		Novartis AG	2,278,632
70,100		Santen Pharmaceutical Co. Ltd.	1,755,933
49,700		Takeda Pharmaceutical Co. Ltd.	3,233,583
		TOTAL	11,444,934
		Real Estate--1.1%
132,086		Sun Hung Kai Properties	1,366,630
		Retailing--1.7%
1,167,774		Signet Group PLC	2,061,958
		Telecommunication Services--0.9%
494,500		Vodafone Group PLC	1,137,686
		Transportation--4.5%
184,800		Associated British Ports Holdings PLC	2,661,843
3,900	[1]	Grupo Aeroportuario del Pacifico SA, ADR	129,870
78,200		Grupo Aeroportuario del Sureste SA de CV, Class B, ADR	2,672,094
		TOTAL	5,463,807
		Utilities--1.0%
88,538		Scottish Power PLC	924,776
37,186	[1]	Scottish Power PLC, Class B	251,400
		TOTAL	1,176,176
		TOTAL COMMON STOCKS (IDENTIFIED COST $78,878,390)	114,294,759
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--5.6%
$6,859,000		Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067 (AT COST)	$6,859,000
		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $85,737,390) [2]	121,153,759
		OTHER ASSET AND LIABILITIES - NET--0.6%	733,402
		TOTAL NET ASSETS--100%	$121,887,161

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $85,737,390)		$121,153,759
Cash denominated in foreign currencies (identified cost $126,707)		126,481
Cash		408
Income receivable		498,684
Receivable for shares sold		379,462
TOTAL ASSETS		122,158,794
Liabilities:
Payable for shares redeemed	$128,513
Payable for transfer and dividend disbursing agent fees and expenses	44,508
Payable for auditing fees	11,887
Payable for portfolio accounting fees	9,192
Payable for distribution services fee (Note 5)	33,199
Payable for shareholder services fee (Note 5)	25,445
Payable for insurance expense	4,060
Payable for share registration costs	5,158
Accrued expenses	9,671
TOTAL LIABILITIES		271,633
Net assets for 5,879,397 shares outstanding		$121,887,161
Net Assets Consist of:
Paid-in capital		$106,186,044
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		35,426,774
Accumulated net realized loss on investments and foreign currency transactions		(22,084,293)
Undistributed net investment income		2,358,636
TOTAL NET ASSETS		$121,887,161
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($71,022,079 ÷ 3,346,783 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$21.22
Offering price per share (100/94.50 of $21.22) [1]		$22.46
Redemption proceeds per share (98.00/100 of $21.22) [1]		$20.80
Class B Shares:
Net asset value per share ($41,135,898 ÷ 2,049,238 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$20.07
Offering price per share		$20.07
Redemption proceeds per share (92.50/100 of $20.07) [1]		$18.56
Class C Shares:
Net asset value per share ($9,729,184 ÷ 483,376 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$20.13
Offering price per share (100/99.00 of $20.13) [1]		$20.33
Redemption proceeds per share (97.00/100 of $20.13) [1]		$19.53

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $135,363)			$3,410,673
Interest			93,852
TOTAL INCOME			3,504,525
Expenses:
Investment adviser fee (Note 5)		$550,191
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		18,134
Transfer and dividend disbursing agent fees and expenses		111,802
Directors'/Trustees' fees		2,139
Auditing fees		11,927
Legal fees		3,657
Portfolio accounting fees		34,058
Distribution services fee--Class B Shares (Note 5)		146,337
Distribution services fee--Class C Shares (Note 5)		33,455
Shareholder services fee--Class A Shares (Note 5)		76,893
Shareholder services fee--Class B Shares (Note 5)		48,779
Shareholder services fee--Class C Shares (Note 5)		10,905
Share registration costs		24,544
Printing and postage		15,208
Insurance premiums		3,550
Taxes		1,511
Miscellaneous		1,787
TOTAL EXPENSES		1,209,562
Waivers (Note 5):
Waiver of investment adviser fee	$(46,152)
Waiver of administrative personnel and services fee	(21,889)
TOTAL WAIVERS		(68,041)
Net expenses			1,141,521
Net investment income			2,363,004
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $33,805)			389,196
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			13,212,054
Net realized and unrealized gain on investments and foreign currency transactions			13,601,250
Change in net assets resulting from operations			$15,964,254

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,363,004	$250,381
Net realized gain on investments and foreign currency transactions	389,196	4,295,140
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	13,212,054	6,457,036
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,964,254	11,002,557
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(244,608)	--
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	--	(808,127)
Class B Shares	--	(721,426)
Class C Shares	--	(112,584)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(244,608)	(1,642,137)
Share Transactions:
Proceeds from sale of shares	24,376,730	25,484,201
Net asset value of shares issued to shareholders in payment of distributions declared	222,684	1,444,473
Cost of shares redeemed	(11,925,425)	(25,892,556)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,673,989	1,036,118
Change in net assets	28,393,635	10,396,538
Net Assets:
Beginning of period	93,493,526	83,096,988
End of period (including undistributed net investment income of $2,358,636 and $240,240, respectively)	$121,887,161	$93,493,526

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated International Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and ask prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and ask prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	777,908	$16,062,019	937,819	$16,100,799
Shares issued to shareholders in payment of distributions declared	11,820	222,684	44,204	731,143
Shares redeemed	(253,096)	(5,163,527)	(728,004)	(12,495,031)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	536,632	$11,121,176	254,019	$4,336,911

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	333,005	$6,507,316	410,809	$6,697,059
Shares issued to shareholders in payment of distributions declared	--	--	39,237	617,596
Shares redeemed	(306,341)	(5,947,040)	(731,988)	(11,890,770)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	26,664	$560,276	(281,942)	$(4,576,115)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	92,832	$1,807,395	165,132	$2,686,343
Shares issued to shareholders in payment of distributions declared	--	--	6,067	95,734
Shares redeemed	(41,178)	(814,858)	(91,785)	(1,506,755)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	51,654	$992,537	79,414	$1,275,322
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	614,950	$12,673,989	51,491	$1,036,118

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $85,737,390. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $35,416,369. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,141,548 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,725,179.

At November 30, 2005, the Fund had a capital loss carryforward of $22,415,769 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 8,838,173
2009	$13,550,506
2010	$ 27,090

As a result of a tax-free transfer of assets from Federated Global Value Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the Adviser voluntarily waived $46,152 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.169% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $10,634 of fees paid by the Fund. For the six months ended May 31, 2006, the Fund's Class A Shares did not incur a distribution services fee.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2006, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $300, $175, and $42, respectively.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC received $2,663 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2006, FSC retained $22,561 in sales charges from the sale of Class A Shares. FSC also retained $379 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$10,837,502
Sales	$2,064,415

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. During the six months ended May 31, 2006, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821

G02455-04 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated World Investment Series, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date       July 25, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006